Share-based compensation - Changes in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period | shares	1,450,077	1,511,485
Number of outstanding units granted | shares	141,300	167,600
Number of outstanding units exercised | shares	(669,931)	(213,207)
Number of outstanding units cancelled | shares	(16,582)	(10,801)
Number of outstanding units expired | shares	(7,981)	(5,000)
Number of outstanding units, end of period | shares	896,883	1,450,077
Exercise price of outstanding units, beginning of period (in usd per unit) | $	$ 45.11	$ 42.68
Exercise price of outstanding units granted (in usd per unit) | $	55.28	50.15
Exercise price of outstanding units exercised (in usd per unit) | $	39.00	32.03
Exercise price of outstanding units cancelled (in usd per unit) | $	53.12	50.18
Exercise price of outstanding units expired (in usd per unit) | $	28.74	25.22
Exercise price of outstanding units, end of period (in usd per unit) | $	$ 51.27	$ 45.11
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period | shares	2,043,495	2,416,111
Number of outstanding units granted | shares	330,400	340,200
Number of outstanding units exercised | shares	(918,327)	(710,616)
Number of outstanding units cancelled | shares	(8,267)	(2,200)
Number of outstanding units expired | shares	0	0
Number of outstanding units, end of period | shares	1,447,301	2,043,495
Exercise price of outstanding units, beginning of period (in usd per unit) | $	$ 46.62	$ 42.10
Exercise price of outstanding units granted (in usd per unit) | $	55.37	50.17
Exercise price of outstanding units exercised (in usd per unit) | $	42.48	32.98
Exercise price of outstanding units cancelled (in usd per unit) | $	47.25	34.59
Exercise price of outstanding units expired (in usd per unit) | $	0.00	0.00
Exercise price of outstanding units, end of period (in usd per unit) | $	$ 51.24	$ 46.62